Income Taxes (Components of Net Deferred Tax Assets) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021	Mar. 31, 2020
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Net operating loss carryforwards	[1],[2]	¥ 168,387		¥ 183,410
Valuation allowance		198,800	[1],[2]	163,164	[1],[2]	¥ 129,150	¥ 165,278
Mizuho Securities Company Limited
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Net operating loss carryforwards		49,393		73,736
Valuation allowance		43,488		46,734
Mizuho Financial Group, Inc. [Member]
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Net operating loss carryforwards		24,978		26,633
Valuation allowance		¥ 24,978		¥ 24,675

[1]	The amount includes ¥26,633 million and ¥24,978 million related to MHFG’s net operating loss carryforwards resulting mainly from intercompany capital transactions in relation to the share buyback conducted by MHSC as of March 31, 2022 and 2023, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥24,675 million and ¥24,978 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[2]	The amount includes ¥73,736 million and ¥49,393 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2022 and 2023, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥46,734 million and ¥43,488 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.